United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page
Report for the Calender Year or Quarter Ended: June 30, 2004
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
				  [ ] adds new holdings entries.
Institutional Investment Manager Filing the Report:
Name:		Heritage Financial Management, LLC
Address: 	614 East High Street Charlottesville,VA 22902
13F File Number:  28-05526

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Russell J. Bell
Title: 		Managing Director
Phone: 		434-977-4420
Signature, Place, and Date of Signing:
Russell J Bell	Charlottesville, VA	July 28, 2004

Report Type (Check only one.):
[X] 13F Holdings Report.
[ ] 13F Notice
[ ] 13F Combination Report

List of Other Managers Reporting for this Manager:

Form 13F Summary Page
Report Summary: Number of Other Included Managers: 0
Form 13FInformation Table Entry Total: 52
Form 13F Information Table Value Total: 111,122,000

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
FORD MOTOR CAPITAL TRUST II 6. PFD              345395206      647 11820.00 SH       SOLE                 11820.00
ABBOTT LABS                    COM              002824100     1396    34250 SH       SOLE                    34250
ALLIANCE CAPITAL               COM              01855a101     3919   115431 SH       SOLE                   115431
AMBAC FINANCIAL                COM              023139108     1406    19151 SH       SOLE                    19151
AMER EXPRESS INC               COM              025816109     4995    97222 SH       SOLE                    97222
AMERICAN INT GRP               COM              026874107     2957    41480 SH       SOLE                    41480
AMETEK INC                     COM              031100100      512    16570 SH       SOLE                    16570
AMGEN INC                      COM              031162100     1519    27838 SH       SOLE                    27838
ANADARKO PETROL                COM              032511107     1234    21052 SH       SOLE                    21052
APACHE ENERGY CO               COM              037411105     1426    32752 SH       SOLE                    32752
BERKSHIRE HATHAWAY'B'          COM              084670207     3381     1144 SH       SOLE                     1144
BP AMOCO                       COM              055622104      206     3838 SH       SOLE                     3838
BRISTOL MYERS SQUIBB           COM              110122108      841    34340 SH       SOLE                    34340
BROWN-FORMAN                   COM              115637209     4536    93966 SH       SOLE                    93966
CHEVRON TEXACO CP              COM              166764100     1981    21045 SH       SOLE                    21045
CHUBB CORP                     COM              171232101      409     6000 SH       SOLE                     6000
CITIGROUP                      COM              172967101     2739    58905 SH       SOLE                    58905
CLEAR CHANNEL COMM             COM              184502102     1242    33624 SH       SOLE                    33624
CONOCOPHILLIPS                 COM              20825c104     1780    23329 SH       SOLE                    23329
CSX CORP                       COM              126408103     2063    62940 SH       SOLE                    62940
DISNEY-WALT CO.                COM              254687106     2377    93251 SH       SOLE                    93251
DOVER CORP                     COM              260003108     1813    43053 SH       SOLE                    43053
DU PONT E.I. DE NEM            COM              263534109      483    10880 SH       SOLE                    10880
EXXON MOBIL CORP               COM              30231g102     2357    53076 SH       SOLE                    53076
GANNETT CO                     COM              364730101     2347    27660 SH       SOLE                    27660
GENERAL ELECTRIC               COM              369604103     1184    36545 SH       SOLE                    36545
GILLETTE CO                    COM              375766102      509    12000 SH       SOLE                    12000
IBM                            COM              459200101     1397    15850 SH       SOLE                    15850
JOHNSON & JOHNSON              COM              478160104     4169    74846 SH       SOLE                    74846
KIMBERLY CLARK CP              COM              494368103      527     8000 SH       SOLE                     8000
LEHMAN BROS HLDGS              COM              524908100     1654    21976 SH       SOLE                    21976
MANPOWER INC.                  COM              56418H100     2278    44871 SH       SOLE                    44871
MARSH MCLENNAN CO              COM              571748102     1951    43003 SH       SOLE                    43003
MERCK & CO.                    COM              589331107     1494    31463 SH       SOLE                    31463
MEREDITH CORP                  COM              589433101     6661   121200 SH       SOLE                   121200
MORGAN STANLEY                 COM              617446448     1744    33055 SH       SOLE                    33055
OMNICOM GP INC                 COM              681919106     1213    15985 SH       SOLE                    15985
PENTAIR INC                    COM              709631105     4652   138292 SH       SOLE                   138292
PEPSICO INC                    COM              713448108     3947    73260 SH       SOLE                    73260
PFIZER INC.                    COM              717081103     5274   153852 SH       SOLE                   153852
PITNEY-BOWES, INC.             COM              724479100      227     5122 SH       SOLE                     5122
PROGRESSIVE CP                 COM              743315103     5377    63031 SH       SOLE                    63031
SCHERING PLOUGH                COM              806605101      482    26106 SH       SOLE                    26106
SCHLUMBERGER LTD.              COM              806857108     3244    51073 SH       SOLE                    51073
SEALED AIR CORP                COM              81211k100     3349    62865 SH       SOLE                    62865
SHIRE PHARM ADR                COM              82481R106      478    17895 SH       SOLE                    17895
TIME WARNER                    COM              887317105     1085    61712 SH       SOLE                    61712
TRANSOCEAN INC                 COM              g90078109     2138    73876 SH       SOLE                    73876
VALEANT PHARM INTL             COM              91911X104      415    20755 SH       SOLE                    20755
WALGREEN CO                    COM              931422109     1891    52210 SH       SOLE                    52210
WYETH                          COM              983024100     1679    46428 SH       SOLE                    46428
TOTAL S.A.                     COM              89151E109     3537    36818 SH       SOLE                    36818